Capital Structure (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended				9 Months Ended	12 Months Ended
	Jan. 23, 2023	Dec. 31, 2023	Aug. 31, 2023	Jul. 31, 2023	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares, authorized		100,000							100,000	100,000
Preferred stock par, value		$ 0.001							$ 0.001	$ 0.001
Preferred stock shares, issued		0							0	0
Preferred stock shares, outstanding		0							0	0
Common stock shares, authorized		250,000,000							250,000,000	250,000,000
Common stock, par value		$ 0.001							$ 0.001	$ 0.001
Common stock shares, Issued		45,634,154							59,482,554	45,634,154
Common stock shares, outstanding		45,634,154							59,482,554	45,634,154
Warrant price per share		$ 2.79								$ 2.79
Fair value of stock payable											$ 192,000
Common Stock issued from stock payable on extinguishment of debt
Stock Issued During Period, Value, Issued for Services					614,500	$ 457,925	$ 220,000
Coversion of warrants amount					3,792,215
Common stock payable value								$ 3,450,675
Interest payable		$ 269,152							$ 0	$ 269,152
Private Investment in Public Equity and IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for purchase of warrants			10,266,845
Shares issued for purchase of warrants, value			$ 8,887,837
Common Stock Payable One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for stock payable										300,000
Common Stock Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock issued from stock payable on extinguishment of debt					(245,044)
Stock Issued During Period, Value, Issued for Services
Coversion of warrants amount
Common stock payable value
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock issued from stock payable on extinguishment of debt, shares			1,200,000
Common Stock issued from stock payable on extinguishment of debt			$ 1,118,400
Shares Conversion of common stock									2,996,127
Coversion of warrants amount									$ 3,962,715
Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for convertible promissory note amount		$ 500,000
Number of shares issued for convertible promissory note		537,634
Common Stock Payable Two [Member] | Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock issued from stock payable on extinguishment of debt, shares										262,000
Common Stock issued from stock payable on extinguishment of debt										$ 245,044
Conversion of stock, shares issued									1,655,803
Interest payable									$ 1,543,208
RD Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value	$ 0.001
Shares issued in Public Offering, shares	4,315,787
Shares issued price per share	$ 0.70
Gross proceeds from offering	$ 4,100,000
Warrant price per share	$ 0.95
Net proceeds issuance of public offering	$ 3,450,675
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares granted for services									3,027,436	1,675,000
Stock-based compensation										$ 677,925
Stock Issued During Period, Value, Issued for Services									$ 3,944,801
Consulting Agreement One [Member] | Common Stock Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares not issued for stock payable										450,000
Consulting Agreement Two [Member] | Common Stock Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for stock payable										440,230
Asset Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted common shares issued				5,000,000
Two Consulting Agreement [Member] | Common Stock Payable Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued in Public Offering, shares									100,000
Common stock payable value										$ 113,500